Expense Example - Schroders US Autocallable Ladder Income ETF - Schroders US Autocallable Ladder Income ETF Shares	Sep. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 228